BORROWINGS - Compliance with covenants and credit facilities (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2022 RUB (₽)
Available credit facilities
Total available unused credit facilities	₽ 206,099
MTS International Notes due 2023
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%